Other Receivables, Deposits and Prepayments, Net (Details)	12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Other Receivables, Deposits and Prepayments, Net (Details) [Line Items]
Impairment loss		RM 94,000	$ 0	$ 0
Counterparty [Member]
Other Receivables, Deposits and Prepayments, Net (Details) [Line Items]
Impairment loss	RM 4,000,000